SCHEDULES OF CONCENTRATION RISKS (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.00%	25.40%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	7.40%	32.82%
Customer A [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	13.83%	16.43%
Customer A [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	12.03%	8.25%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	25.37%	42.67%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	21.52%	48.25%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	34.44%	20.19%
Customer C [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	55.47%	10.22%
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	18.66%	0.00%
Customer D [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.16%	0.00%
Customer E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	10.41%	0.00%
Customer E [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	2.32%	0.00%
Supplier B [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	0.00%	13.92%
Supplier C [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	2.88%	23.61%
Supplier C [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	10.63%	30.91%
Supplier D [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	4.21%	17.72%
Supplier D [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	8.19%	39.52%
Supplier E [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	21.18%	0.00%
Supplier E [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	13.95%	0.00%
Supplier F [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	16.24%	2.35%
Supplier F [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	30.92%	4.51%